CONDENSED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		6 Months Ended		64 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0
Expenses
Financial conference fees	0	0	0	0	31,250
Management fees	177,224	164,982	342,044	328,746	2,996,794
General and administrative	171,308	111,309	344,669	188,710	2,180,458
Professional fees	197,396	67,366	368,447	158,414	1,984,697
Geological and mining expenses	66,332	269,374	159,146	328,150	6,849,932
Interest expense	264,222	3,232	459,604	7,052	1,212,786
Surface access lease payments	15,010	14,959	29,804	29,753	308,179
Warrant exercise inducement expense	6,006,215	0	6,006,215	0	6,006,215
Income (Loss) Before Other Income (Expense)	(6,897,707)	(631,222)	(7,709,929)	(1,040,825)	(21,570,311)
Other Income (Expense)
Mill receipts, net	0	0	0	0	469,110
Net Loss	$ (6,897,707)	$ (631,222)	$ (7,709,929)	$ (1,040,825)	$ (21,101,201)
Loss Per Share
Basic and Diluted	$ (0.200)	$ (0.019)	$ (0.224)	$ (0.031)	$ (0.829)
Weighted Average Number of shares outstanding:
Basic and Diluted	34,502,990	33,199,834	34,376,756	33,098,139	25,465,272